Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 2,638,363	$ 1,705,325	$ 3,189,216
Securities for which a portion of an other-than-temporary impairment has been recorded in earnings:
Unrealized holding (gains) losses	0	851	(23,058)
(Gains) loss recognized in earnings	0	(7,652)	29,859
Net unrealized gain (loss) on securities with other-than-temporary impairment before tax expense	0	(6,801)	6,801
Tax (expense)	0	0	0
Net unrealized gain (loss) on securities with other-than-temporary impairment, net of tax in other comprehensive income (loss)	0	(6,801)	6,801
Other securities:
Unrealized holding gains (losses) arising during the period	1,710,820	(470,533)	475,698
Realized net (gains) recognized into net income	(135,754)	0	(369,076)
Net unrealized gains (losses) on other securities before tax (expense) benefit	1,575,066	(470,533)	106,622
Tax (expense) benefit	(587,500)	175,509	(39,770)
Net unrealized gains (losses) on other securities, net of tax in other comprehensive income (loss)	987,566	(295,024)	66,852
Other comprehensive income (loss)	987,566	(301,825)	73,653
Comprehensive income	$ 3,625,929	$ 1,403,500	$ 3,262,869